Schedule of Investments (unaudited)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
AGL Energy Ltd.	9,120	$55,546
ALS Ltd.	6,960	58,193
Aurizon Holdings Ltd.	61,323	150,625
Bendigo & Adelaide Bank Ltd.	7,330	45,945
BHP Group Ltd.	10,681	292,938
BlueScope Steel Ltd.	1,837	26,812
Brambles Ltd.	1,800	16,934
Fortescue Ltd.	21,877	362,599
Goodman Group	2,568	51,873
JB Hi-Fi Ltd.	3,679	143,562
Lottery Corp. Ltd. (The)	7,380	23,022
Macquarie Group Ltd.	1,112	133,149
Mineral Resources Ltd.	1,260	57,157
Mirvac Group	9,454	12,387
Rio Tinto Ltd.	3,830	318,749
South32 Ltd.	66,367	151,415
Stockland	58,066	164,508
Whitehaven Coal Ltd.	28,440	140,678
Woolworths Group Ltd.	4,683	96,082
Yancoal Australia Ltd., NVS	16,501	58,907
		2,361,081
Austria — 0.4%
OMV AG	4,664	221,313
Raiffeisen Bank International AG	4,380	80,894
Telekom Austria AG, Class A	1,981	17,019
Verbund AG	405	30,938
Wienerberger AG	3,467	123,894
		474,058
Belgium — 0.4%
Ageas SA/NV	5,040	231,344
D’ieteren Group	480	103,547
Shurgard Self Storage Ltd.	660	27,047
Syensqo SA(a)	1,560	144,599
		506,537
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	6,480	13,465
CPFL Energia SA	7,432	45,657
CSN Mineracao SA	19,621	18,667
JBS SA	25,080	113,214
NU Holdings Ltd.(a)	7,620	82,753
Petroleo Brasileiro SA	9,619	81,989
Suzano SA	11,220	126,319
TIM SA/Brazil	28,435	96,433
		578,497
Canada — 2.8%
ARC Resources Ltd.	10,920	197,752
Bank of Montreal	1,288	115,051
Canadian Tire Corp. Ltd., Class A, NVS	1,589	153,504
Canadian Utilities Ltd., Class A, NVS	1,560	34,879
CGI Inc.(a)	600	60,795
Constellation Software Inc./Canada	24	61,790
Dollarama Inc.	840	70,073
Element Fleet Management Corp.	5,880	93,839
George Weston Ltd.	838	110,283
Hydro One Ltd.(b)	9,960	278,980
Imperial Oil Ltd.	900	61,879
Loblaw Companies Ltd.	4,800	526,356
Magna International Inc.	417	19,931
Manulife Financial Corp.	11,371	265,226
Security	Shares	Value

Canada (continued)
Nutrien Ltd.	3,483	$183,657
Royal Bank of Canada	4,080	394,737
Teck Resources Ltd., Class B	540	26,552
Thomson Reuters Corp.	2,786	420,799
Toronto-Dominion Bank (The)	4,654	276,099
		3,352,182
Chile — 0.1%
Cencosud SA	13,080	22,413
Colbun SA	100,020	12,845
Empresas CMPC SA	33,840	66,831
Quinenco SA	4,380	15,260
		117,349
China — 2.7%
Agricultural Bank of China Ltd., Class A	222,000	134,519
Akeso Inc.(a)(b)(c)	14,000	85,668
Bank of Beijing Co. Ltd., Class A	24,000	18,444
Bank of China Ltd., Class A	162,000	102,325
Bank of China Ltd., Class H	60,000	26,909
Bank of Communications Co. Ltd., Class H	60,000	43,204
China CITIC Bank Corp. Ltd., Class A	18,800	17,792
China Coal Energy Co. Ltd., Class H	60,000	60,440
China Construction Bank Corp., Class H	480,000	310,556
China Nonferrous Mining Corp Ltd.	60,000	54,237
China Petroleum & Chemical Corp., Class H	360,000	214,885
China Renewable Energy Investment Ltd.(d)	659	—
China Shenhua Energy Co. Ltd., Class A	18,000	98,700
China Zheshang Bank Co. Ltd., Class A	36,000	14,858
CNPC Capital Co. Ltd., NVS	12,000	9,675
COSCO Shipping Holdings Co. Ltd., Class A	12,200	19,796
Giant Biogene Holding Co. Ltd.(a)(b)	12,000	73,113
Greentown China Holdings Ltd.	30,000	26,305
Guosen Securities Co. Ltd., Class A	18,000	22,218
Industrial & Commercial Bank of China Ltd., Class A	234,000	174,975
Kingboard Holdings Ltd.(c)	21,000	46,153
Kingboard Laminates Holdings Ltd.	30,000	25,699
Kunlun Energy Co. Ltd.	120,000	116,325
Lenovo Group Ltd.	36,000	40,491
Li Auto Inc.(a)	6,000	78,611
Meituan, Class B(a)(b)	6,000	81,927
Nongfu Spring Co. Ltd., Class H(b)	60,000	352,495
Orient Overseas International Ltd.	2,000	29,170
PetroChina Co. Ltd., Class A	72,000	101,404
PetroChina Co. Ltd., Class H	240,000	223,618
Postal Savings Bank of China Co. Ltd., Class H(b)	180,000	93,267
Shaanxi Coal Industry Co. Ltd., Class A	18,000	60,856
Shanxi Lu’an Environmental Energy Development Co.
Ltd., Class A	6,000	17,486
Sinotrans Ltd., Class H	60,000	28,762
Sinotruk Hong Kong Ltd.	30,000	74,661
Want Want China Holdings Ltd.	120,000	68,570
Yadea Group Holdings Ltd.(b)	44,000	84,642
Yankuang Energy Group Co. Ltd., Class H	66,000	143,179
Zx Inc.(a)	12,000	34,208
		3,210,143
Colombia — 0.0%
Bancolombia SA	2,280	19,644
Interconexion Electrica SA ESP	5,160	23,807
		43,451
Denmark — 1.3%
Carlsberg A/S, Class B	720	96,849
Coloplast A/S, Class B	92	11,092

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S	8,700	$1,115,707
Pandora A/S	2,100	319,620
		1,543,268
Finland — 0.4%
Kesko OYJ, Class B	3,240	55,315
Nordea Bank Abp, New	24,322	285,011
Orion OYJ, Class B	3,600	137,502
Stora Enso OYJ, Class R	1,680	22,379
		500,207
France — 2.9%
BNP Paribas SA	4,800	345,417
Bouygues SA	2,280	84,030
Carrefour SA	8,820	148,381
Christian Dior SE, NVS	120	93,425
Credit Agricole SA	38,880	601,599
Eiffage SA	1,860	198,459
Engie SA	5,880	102,080
L’Oreal SA	180	84,393
LVMH Moet Hennessy Louis Vuitton SE	360	295,717
Orange SA	4,440	49,418
Publicis Groupe SA	5,700	628,977
Sanofi SA	180	17,783
Schneider Electric SE	360	82,085
Societe Generale SA	3,660	98,619
TotalEnergies SE	4,355	316,168
Unibail-Rodamco-Westfield, New(a)	3,420	284,999
		3,431,550
Germany — 1.1%
Bayerische Motoren Werke AG	1,680	183,035
BioNTech SE, ADR(a)	1,002	88,998
Commerzbank AG	14,160	210,448
Deutsche Boerse AG	240	46,270
Deutsche Post AG, Registered	1,620	67,829
Deutsche Telekom AG, Registered	2,992	68,533
E.ON SE	20,040	265,369
Mercedes-Benz Group AG	4,200	317,692
Volkswagen AG	600	84,704
		1,332,878
Greece — 0.2%
FF Group(d)	165	—
Hellenic Telecommunications Organization SA	6,600	100,265
National Bank of Greece SA(a)	2,841	22,921
OPAP SA	2,820	46,978
Piraeus Financial Holdings SA(a)	10,836	43,409
		213,573
Hong Kong — 0.1%
HK Electric Investments & HK Electric Investments Ltd.,
Class SS	60,000	35,894
Swire Properties Ltd.	36,000	74,454
WH Group Ltd.(b)	30,000	21,805
		132,153
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	9,734	79,883

India — 1.5%
ABB India Ltd.	960	75,171
AIA Engineering Ltd.	920	41,751
Bharat Electronics Ltd.	24,420	68,287
Coal India Ltd.	28,800	156,584
CRISIL Ltd.	420	21,909
Hindustan Aeronautics Ltd., NVS	6,240	294,476
Security	Shares	Value

India (continued)
Indian Oil Corp. Ltd.	10,020	$20,234
Oil & Natural Gas Corp. Ltd.	15,540	52,459
Oil India Ltd.	12,362	91,402
Power Finance Corp. Ltd.	48,120	253,653
Power Grid Corp.of India Ltd.	64,152	231,382
REC Ltd.	41,460	251,152
Tata Consultancy Services Ltd.	3,840	175,258
Wipro Ltd.	6,780	37,338
		1,771,056
Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	504,000	83,763
Sumber Alfaria Trijaya Tbk PT	456,000	82,170
		165,933
Ireland — 0.2%
AIB Group PLC	52,440	271,438

Israel — 0.4%
Bank Leumi Le-Israel BM.	22,877	178,260
Bezeq The Israeli Telecommunication Corp. Ltd.	62,160	77,217
Check Point Software Technologies Ltd.(a)(c)	540	80,687
Israel Corp Ltd.	120	28,597
Israel Discount Bank Ltd., Class A	9,720	49,856
Phoenix Holdings Ltd. (The)	5,400	51,584
		466,201
Italy — 0.9%
Brunello Cucinelli SpA	420	42,866
Enel SpA	16,871	110,884
Poste Italiane SpA(b)	6,480	82,316
Prysmian SpA	960	52,088
Snam SpA	39,180	179,259
Stellantis NV	15,600	345,174
Terna - Rete Elettrica Nazionale	13,432	107,616
UniCredit SpA	4,140	151,956
		1,072,159
Japan — 6.6%
Asics Corp.	6,000	257,174
Bandai Namco Holdings Inc.	4,400	82,215
BayCurrent Consulting Inc.	3,100	65,990
Capcom Co. Ltd.	12,000	197,549
Chubu Electric Power Co. Inc.	6,000	77,016
Dai-ichi Life Holdings Inc.	6,000	138,966
Daiichi Sankyo Co. Ltd.	6,000	201,946
Disco Corp.	300	85,454
Ebara Corp.	2,000	164,868
Fuji Electric Co. Ltd.	1,500	93,306
Hitachi Ltd.	1,000	92,261
Horiba Ltd.	1,500	145,529
Hoya Corp.	1,700	197,098
Internet Initiative Japan Inc.	6,000	101,514
Isetan Mitsukoshi Holdings Ltd.	12,000	168,542
ITOCHU Corp.	10,300	464,682
Japan Post Bank Co. Ltd.	6,000	60,902
Japan Post Insurance Co. Ltd.	6,000	112,644
Japan Real Estate Investment Corp.	41	139,037
Kamigumi Co.Ltd.	6,000	129,573
Lawson Inc.	1,800	117,839
Mazda Motor Corp.	6,000	67,917
Mitsubishi Heavy Industries Ltd.	18,000	160,940
Mitsubishi UFJ Financial Group Inc.	24,000	239,072
Mizuho Financial Group Inc.	12,000	231,949
Nintendo Co. Ltd.	4,900	238,968

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Building Fund Inc.	44	$168,115
Nippon Express Holdings Inc.	3,600	184,170
Nippon Telegraph & Telephone Corp.	252,000	272,075
Nissan Motor Co.Ltd.	36,000	131,749
Nomura Holdings Inc.	6,000	34,140
Nomura Real Estate Holdings Inc.	6,000	167,983
Nomura Research Institute Ltd.	6,000	145,187
ORIX Corp.	6,000	122,792
Osaka Gas Co. Ltd.	6,000	133,415
Persol Holdings Co. Ltd.	48,000	66,399
Recruit Holdings Co. Ltd.	3,000	129,202
Sankyo Co. Ltd.	6,000	65,172
Sanrio Co. Ltd.	7,500	126,453
Sanwa Holdings Corp.	6,000	97,985
SBI Holdings Inc.	6,000	146,089
SCREEN Holdings Co. Ltd.	900	92,859
Socionext Inc.	6,200	181,261
Sohgo Security Services Co. Ltd.	6,000	33,370
Sony Group Corp.	1,700	140,507
Sumitomo Mitsui Financial Group Inc.	1,500	85,206
TIS Inc.	6,000	128,139
Tokyo Electron Ltd.	1,000	219,346
Tokyo Gas Co. Ltd.	6,000	134,564
Tokyo Tatemono Co. Ltd.	6,000	99,840
TOPPAN Holdings Inc.	6,000	142,344
Toyota Motor Corp.	12,000	273,703
Yakult Honsha Co. Ltd.	3,600	70,415
Yamato Kogyo Co. Ltd.	1,700	91,340
Zensho Holdings Co. Ltd.	4,600	178,292
		7,895,063
Malaysia — 0.2%
Petronas Gas Bhd	6,000	22,630
YTL Corp. Bhd	185,600	119,999
YTL Power International Bhd	80,200	76,883
		219,512
Mexico — 0.3%
Banco del Bajio SA(b)	30,000	110,608
Coca-Cola Femsa SAB de CV	12,000	119,049
Fomento Economico Mexicano SAB de CV	6,000	70,193
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,000	109,284
		409,134
Netherlands — 1.2%
Adyen NV(a)(b)	120	143,760
ASM International NV	72	45,291
ASML Holding NV	600	522,608
ING Groep NV	1,320	20,870
Koninklijke Ahold Delhaize NV	15,360	466,240
NN Group NV	4,800	221,428
Randstad NV	1,320	66,199
		1,486,396
New Zealand — 0.1%
Contact Energy Ltd.	4,500	22,990
Fisher & Paykel Healthcare Corp. Ltd.	2,160	36,175
Fletcher Building Ltd.	13,020	29,142
Meridian Energy Ltd.	15,480	54,729
		143,036
Norway — 0.3%
DNB Bank ASA	6,240	108,758
Kongsberg Gruppen ASA	1,260	88,947
Orkla ASA	16,260	110,607
Security	Shares	Value

Norway (continued)
Var Energi ASA	19,620	$63,697
		372,009
Philippines — 0.1%
Bank of the Philippine Islands	12,000	26,485
Manila Electric Co.	5,400	34,493
Semirara Mining & Power Corp., Class A	36,000	20,520
		81,498
Poland — 0.3%
Budimex SA	432	73,078
LPP SA	42	161,834
Orange Polska SA	20,880	40,362
PGE Polska Grupa Energetyczna SA(a)	28,740	42,837
		318,111
Portugal — 0.0%
Jeronimo Martins SGPS SA	1,260	25,920

Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	149,040	78,430
Ooredoo QPSC	25,100	68,755
		147,185
Russia — 0.0%
Alrosa PJSC(a)(d)	59,760	6
PhosAgro PJSC(a)(d)	1,025	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	20	—
United Co. RUSAL International PJSC(a)(d)	70,560	8
		14
Saudi Arabia — 0.5%
Ades Holding Co.(a)	4,500	23,972
Elm Co.	900	219,073
Nahdi Medical Co.	1,320	48,596
Riyadh Cables Group Co.	1,418	35,625
SABIC Agri-Nutrients Co.	2,760	85,050
SAL Saudi Logistics Services	780	54,488
Saudi Electricity Co.	15,940	78,972
		545,776
Singapore — 0.4%
CapitaLand Ascendas REIT	12,000	22,731
Jardine Cycle & Carriage Ltd.	2,200	42,456
Sembcorp Industries Ltd.	30,000	117,242
STMicroelectronics NV , New(c)	2,040	80,832
Wilmar International Ltd.	24,000	56,414
Yangzijiang Shipbuilding Holdings Ltd.	90,000	115,525
		435,200
South Africa — 0.3%
African Rainbow Minerals Ltd.	3,000	30,990
Anglo American Platinum Ltd.(c)	1,920	66,883
Exxaro Resources Ltd.	6,360	60,936
Impala Platinum Holdings Ltd.	18,240	81,196
MTN Group Ltd.	11,340	54,576
NEPI Rockcastle NV	14,820	100,001
		394,582
South Korea — 2.3%
Coway Co. Ltd.	300	12,020
DB HiTek Co. Ltd.	361	10,668
DB Insurance Co. Ltd.	1,620	113,635
Doosan Bobcat Inc.	1,620	60,547
Enchem Co. Ltd.(a)	120	24,548
F&F Co. Ltd./New	120	5,680
GS Holdings Corp.	480	15,519

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	7,560	$318,857
Hanmi Science Co. Ltd.	480	11,725
Hanwha Aerospace Co. Ltd.	1,140	173,162
Hyundai Marine & Fire Insurance Co. Ltd.	2,460	55,532
Hyundai Motor Co.	780	140,303
Hyundai Rotem Co. Ltd.	2,460	65,955
KB Financial Group Inc.	4,920	266,845
KCC Corp.	180	32,584
Kia Corp.	3,360	284,668
Korea Investment Holdings Co. Ltd.	480	23,200
Kumho Petrochemical Co. Ltd.	720	71,613
LG Innotek Co. Ltd.	480	76,297
LS Corp.	496	49,008
Meritz Financial Group Inc.	669	38,252
Samsung Biologics Co. Ltd.(a)(b)	120	67,447
Samsung Card Co. Ltd.	600	16,901
Samsung E&A Co. Ltd.(a)	1,680	31,852
Samsung Electronics Co. Ltd.	2,460	136,743
Samsung Fire & Marine Insurance Co. Ltd.	1,380	308,879
Samsung Life Insurance Co. Ltd.	540	34,027
Shinhan Financial Group Co. Ltd.	4,380	147,156
Woori Financial Group Inc.	15,000	153,716
		2,747,339
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	20,040	216,712
Endesa SA	5,761	105,056
Iberdrola SA	3,060	37,520
Naturgy Energy Group SA	4,680	118,373
Repsol SA	21,900	343,744
Telefonica SA	7,440	33,328
		854,733
Sweden — 0.8%
Alfa Laval AB	3,540	150,715
Axfood AB	3,540	91,578
Epiroc AB, Class B	5,400	89,510
H & M Hennes & Mauritz AB, Class B	3,300	52,453
Husqvarna AB, Class B	1,860	15,087
Investor AB, Class B	7,440	182,226
Kindred Group PLC	5,760	64,706
Kinnevik AB, Class B(a)	8,160	84,929
Securitas AB, Class B	1,320	13,229
Skandinaviska Enskilda Banken AB, Class A	6,332	82,927
SSAB AB, Class A	6,781	38,076
Telefonaktiebolaget LM Ericsson, Class B	17,880	90,739
Volvo AB, Class A	480	12,641
		968,816
Switzerland — 1.4%
ABB Ltd., Registered	600	29,153
Alcon Inc.	600	46,006
Cie. Financiere Richemont SA, Class A, Registered	960	132,698
Julius Baer Group Ltd.	1,080	57,951
Kuehne + Nagel International AG, Registered	300	79,289
Nestle SA, Registered	2,220	222,889
Novartis AG, Registered	2,940	285,349
Roche Holding AG, NVS	1,080	258,783
SGS SA	780	68,684
Swiss Life Holding AG, Registered	60	40,485
UBS Group AG, Registered	15,240	400,252
Zurich Insurance Group AG	240	116,171
		1,737,710
Security	Shares	Value

Taiwan — 1.9%
AUO Corp.	60,000	$33,550
Chicony Electronics Co. Ltd.	22,000	136,193
Fortune Electric Co. Ltd.	6,000	154,557
Gigabyte Technology Co. Ltd.	3,000	27,055
Global Unichip Corp.	3,000	124,595
King Slide Works Co. Ltd.	2,000	74,393
Lite-On Technology Corp.	33,000	99,884
Novatek Microelectronics Corp.	18,000	340,114
President Chain Store Corp.	12,000	100,915
Realtek Semiconductor Corp.	11,000	173,527
Ruentex Industries Ltd.	60,000	110,650
Taiwan Cooperative Financial Holding Co. Ltd.	120,000	96,435
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	598,594
Uni-President Enterprises Corp.	56,000	131,354
Wiwynn Corp.	1,000	71,139
Yuanta Financial Holding Co. Ltd.	2,040	1,914
		2,274,869
Thailand — 0.0%
PTT Exploration & Production PCL, NVDR	12,000	50,200

Turkey — 0.6%
Akbank TAS	41,580	76,532
Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,800	43,954
Ford Otomotiv Sanayi AS	1,200	41,277
KOC Holding AS	36,180	252,585
Tofas Turk Otomobil Fabrikasi AS	4,200	35,697
Turk Traktor ve Ziraat Makineleri AS	840	23,849
Turkcell Iletisim Hizmetleri AS	38,700	96,552
Turkiye Garanti Bankasi AS	22,080	56,212
Yapi ve Kredi Bankasi A/S	67,440	67,533
		694,191
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	29,160	88,602
Abu Dhabi National Oil Co. for Distribution PJSC	21,960	20,866
Dubai Electricity & Water Authority PJSC	89,649	57,359
Emaar Properties PJSC	12,000	26,824
		193,651
United Kingdom — 3.1%
3i Group PLC	4,630	165,418
Anglo American PLC	4,196	137,115
AstraZeneca PLC	1,776	268,618
Aviva PLC	3,240	18,812
BAE Systems PLC	9,961	165,674
BP PLC	60,855	392,249
British American Tobacco PLC	1,336	39,220
Burberry Group PLC	10,920	156,250
Centrica PLC	181,080	289,053
Coca-Cola HBC AG, Class DI	6,876	221,948
Glencore PLC	18,060	105,083
GSK PLC	6,481	134,461
HSBC Holdings PLC	18,925	164,041
JD Sports Fashion PLC	79,109	113,258
Legal & General Group PLC	33,797	99,211
Next PLC	180	20,188
Pearson PLC	9,831	119,288
Rio Tinto PLC	4,140	280,115
Shell PLC	10,331	369,166
Tesco PLC	51,600	190,511
Vodafone Group PLC	163,980	138,285
Wise PLC, Class A(a)	11,700	112,442

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	4,580	$45,906
		3,746,312
United States — 59.5%
Abbott Laboratories	2,836	300,531
AbbVie Inc.	5,040	819,706
Accenture PLC, Class A	1,399	420,973
Adobe Inc.(a)	496	229,564
Advanced Micro Devices Inc.(a)	480	76,022
Aflac Inc.	2,096	175,330
Agilent Technologies Inc.	2,189	299,981
Airbnb Inc.(a)	2,100	332,997
Ally Financial Inc.	9,076	348,065
Alphabet Inc., Class C, NVS(a)	19,322	3,181,174
Amazon.com Inc.(a)	13,200	2,310,000
American Express Co.	1,049	245,497
Ameriprise Financial Inc.	1,200	494,148
Amgen Inc.	1,020	279,419
Apple Inc.	24,240	4,128,799
Applied Materials Inc.	2,513	499,207
Arista Networks Inc.(a)	810	207,814
AT&T Inc.	11,460	193,559
Atlassian Corp., NVS(a)	2,577	444,017
AutoZone Inc.(a)	180	532,152
Bank of America Corp.	6,300	233,163
Bank of New York Mellon Corp. (The)	1,800	101,682
Berkshire Hathaway Inc., Class B(a)	540	214,234
Best Buy Co. Inc.	5,724	421,515
Biogen Inc.(a)	185	39,742
BlackRock Inc.(f)	146	110,177
Blackstone Inc., NVS	354	41,280
Booking Holdings Inc.	203	700,762
Bristol-Myers Squibb Co.	5,882	258,455
Broadcom Inc.	1,002	1,302,871
Builders FirstSource Inc.(a)	1,620	296,168
Cadence Design Systems Inc.(a)	2,761	761,014
Capital One Financial Corp.	2,547	365,316
Caterpillar Inc.	151	50,520
CDW Corp./DE	780	188,651
Celanese Corp., Class A	457	70,200
CF Industries Holdings Inc.	972	76,759
Charter Communications Inc., Class A(a)	60	15,356
Chevron Corp.	557	89,827
Cintas Corp.	755	497,047
Cisco Systems Inc.	5,613	263,699
Citigroup Inc.	1,466	89,910
Coca-Cola Co. (The)	3,353	207,115
ConocoPhillips.	1,945	244,331
Costco Wholesale Corp.	730	527,717
Coupang Inc.(a)	2,700	60,750
Crowdstrike Holdings Inc., Class A(a)	1,020	298,391
CSX Corp.	555	18,437
CVS Health Corp.	2,483	168,124
Danaher Corp.	259	63,875
DaVita Inc.(a)	1,682	233,815
Deere & Co.	360	140,908
Dell Technologies Inc., Class C	3,480	433,747
Devon Energy Corp.	2,363	120,938
Discover Financial Services	1,906	241,547
DocuSign Inc., Class A(a)	6,060	342,996
Domino’s Pizza Inc.	60	31,756
Dow Inc.	2,526	143,729
DTE Energy Co.	960	105,907
Security	Shares	Value

United States (continued)
Dynatrace Inc.(a)	2,820	$127,774
Eaton Corp. PLC	60	19,096
eBay Inc.	6,360	327,794
Electronic Arts Inc.	300	38,046
Elevance Health Inc.	1,020	539,152
Eli Lilly & Co.	1,260	984,186
Emerson Electric Co.	1,920	206,938
Enphase Energy Inc.(a)	402	43,722
Estee Lauder Companies Inc. (The), Class A	1,640	240,604
Etsy Inc.(a)	4,064	279,075
Everest Group Ltd.	360	131,908
Exxon Mobil Corp.	1,914	226,369
Fair Isaac Corp.(a)	540	611,998
Ferguson PLC	2,387	501,031
Fidelity National Financial Inc.	4,463	220,918
Ford Motor Co.	2,859	34,737
Fortinet Inc.(a)	9,201	581,319
Fox Corp., Class A, NVS	6,661	206,558
Gartner Inc.(a)	859	354,415
GE HealthCare Technologies Inc., NVS(a)	1,890	144,094
General Motors Co.	2,091	93,112
Gilead Sciences Inc.	2,051	133,725
GoDaddy Inc., Class A(a)	194	23,742
Goldman Sachs Group Inc. (The)	284	121,186
Hartford Financial Services Group Inc. (The)	421	40,791
Hershey Co. (The)	920	178,406
Hewlett Packard Enterprise Co.	19,876	337,892
Hologic Inc.(a)	4,200	318,234
Home Depot Inc. (The)	2,277	761,019
Howmet Aerospace Inc.	127	8,477
HP Inc.	10,093	283,512
HubSpot Inc.(a)	331	200,212
Humana Inc.	715	215,994
IDEXX Laboratories Inc.(a)	326	160,640
International Business Machines Corp.	448	74,458
Interpublic Group of Companies Inc. (The)	4,747	144,499
Intuit Inc.	1,037	648,768
Johnson & Johnson	5,144	743,771
JPMorgan Chase & Co.	5,163	989,954
Keysight Technologies Inc.(a)	307	45,418
KLA Corp.	652	449,417
Kroger Co. (The)	9,601	531,703
Lam Research Corp.	380	339,876
Lennox International Inc.	942	436,542
Liberty Media Corp.-Liberty Formula One, NVS(a)	962	59,904
Liberty Media Corp-Liberty Live, NVS(a)	480	17,213
Linde PLC	540	238,118
Lowe’s Companies Inc.	3,301	752,595
Lululemon Athletica Inc.(a)	120	43,272
LyondellBasell Industries NV, Class A	2,822	282,115
Marathon Oil Corp.	7,031	188,782
Marathon Petroleum Corp.	900	163,548
Masco Corp.	3,004	205,624
Mastercard Inc., Class A	1,343	605,962
Match Group Inc.(a)	1,620	49,928
McDonald’s Corp.	2,431	663,760
McKesson Corp.	1,320	709,117
Medtronic PLC.	98	7,864
MercadoLibre Inc.(a)	172	250,896
Merck & Co. Inc.	5,760	744,307
Meta Platforms Inc., Class A	2,784	1,197,593
MetLife Inc.	1,500	106,620

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mettler-Toledo International Inc.(a)	420	$516,474
Microsoft Corp.	12,900	5,022,357
Moderna Inc.(a)(c)	2,261	249,411
Molina Healthcare Inc.(a)	930	318,153
Mondelez International Inc., Class A	1,022	73,523
Moody’s Corp.	80	29,626
Morgan Stanley	1,552	140,984
Mosaic Co. (The)	1,003	31,484
Motorola Solutions Inc.	1,708	579,268
MSCI Inc., Class A	698	325,121
Nasdaq Inc.	1,080	64,638
NetApp Inc.	1,612	164,762
News Corp., Class B	4,174	102,430
Nike Inc., Class B	1,981	182,767
NiSource Inc.	840	23,402
Northern Trust Corp.	179	14,748
Nucor Corp.	1,380	232,571
Nvidia Corp.	4,020	3,473,360
NVR Inc.(a)	25	185,971
Okta Inc.(a)	120	11,158
Omnicom Group Inc.	114	10,584
Oracle Corp.	3,244	369,005
O’Reilly Automotive Inc.(a)	366	370,853
PACCAR Inc.	109	11,566
Palo Alto Networks Inc.(a)	1,139	331,324
Parker-Hannifin Corp.	93	50,677
Paychex Inc.	360	42,772
Pentair PLC	962	76,085
PepsiCo Inc.	4,114	723,694
Pfizer Inc.	10,802	276,747
Philip Morris International Inc.	2,762	262,224
Principal Financial Group Inc.	1,527	120,847
Procore Technologies Inc.(a)	780	53,368
Procter & Gamble Co. (The)	5,460	891,072
Public Storage	840	217,938
PulteGroup Inc.	2,280	254,038
Qorvo Inc.(a)	540	63,094
Qualcomm Inc.	3,704	614,308
Raymond James Financial Inc.	582	71,004
Regency Centers Corp.	676	40,033
Regions Financial Corp.	3,929	75,712
Rockwell Automation Inc.	300	81,288
S&P Global Inc.	715	297,318
Seagate Technology Holdings PLC	240	20,618
ServiceNow Inc.(a)	468	324,478
Simon Property Group Inc.	711	99,917
Sirius XM Holdings Inc.(c)	32,956	96,891
Starbucks Corp.	1,562	138,221
State Street Corp.	2,471	179,123
Steel Dynamics Inc.	2,820	366,938
Synchrony Financial	12,309	541,350
Synopsys Inc.(a)	553	293,416
Target Corp.	2,640	424,987
Tesla Inc.(a)	1,500	274,920
Texas Instruments Inc.	2,787	491,683
Thermo Fisher Scientific Inc.	893	507,867
TJX Companies Inc. (The)	595	55,984
Tractor Supply Co.	198	54,070
Trane Technologies PLC	2,433	772,088
Travelers Companies Inc. (The)	943	200,067
U.S. Bancorp	1,200	48,756
UiPath Inc.(a)	3,600	68,292
Security	Shares	Value

United States (continued)
Ulta Beauty Inc.(a)	120	$48,581
Union Pacific Corp.	601	142,533
United Rentals Inc.	180	120,238
UnitedHealth Group Inc.	2,032	982,878
Valero Energy Corp.	300	47,961
Veeva Systems Inc., Class A(a)	60	11,914
Veralto Corp.	7,140	668,875
VeriSign Inc.(a)	120	20,338
Verizon Communications Inc.	3,240	127,948
Vertex Pharmaceuticals Inc.(a)	436	171,265
VICI Properties Inc., Class A	1,080	30,834
Visa Inc., Class A(c)	3,202	860,089
Vistra Corp.	2,280	172,915
Walmart Inc.	9,882	586,497
Waters Corp.(a)	121	37,394
Wells Fargo & Co.	3,157	187,273
Weyerhaeuser Co.	783	23,623
WW Grainger Inc.	272	250,607
Yum! Brands Inc.	2,100	296,625
Zscaler Inc.(a)	462	79,898
		71,355,397
Total Common Stocks — 99.0%
(Cost: $97,346,217)		118,720,251

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	47,190	88,789
Gerdau SA, Preference Shares, NVS	46,872	164,828
		253,617
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	2,160	98,657

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,720	331,178

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	145,100	16

Total Preferred Stocks — 0.6%
(Cost: $945,113)		683,468
Total Long-Term Investments — 99.6%
(Cost: $98,291,330)		119,403,719

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(f)(g)(h)	1,602,521	1,603,002
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(f)(g)	50,000	50,000

Total Short-Term Securities — 1.4%
(Cost: $1,653,325)		1,653,002

Total Investments — 101.0%
(Cost: $99,944,655)		121,056,721

Liabilities in Excess of Other Assets — (1.0)%		(1,142,922)

Net Assets — 100.0%		$119,913,799

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,857	$374,271	(a)	$—		$64	$(190)	$1,603,002	1,602,521	$37,420	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		(50,000	)(a)	—	—	50,000	50,000	4,869		—
BlackRock Inc.	119,694	3,199		(14,760)		971	1,073	110,177	146	2,366		—
						$1,035	$883	$1,763,179		$44,655		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	06/21/24	$114	$(1,555)
MSCI Emerging Markets Index	2	06/21/24	104	(223)
S&P 500 E-Mini Index	1	06/21/24	253	(12,125)
				$(13,903)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$77,928,701	$40,791,536	$14	$118,720,251
Preferred Stocks	352,274	331,178	16	683,468
Short-Term Securities
Money Market Funds	1,603,002	—	—	1,653,002
	$79,883,977	$41,122,714	$30	$121,056,721
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(13,903)	$—	$—	$(13,903)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s